Subsidiaries and Associate - Summary of Subsidiaries and Associate Included in Consolidated Financial Statements (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ASLAN Pharmaceuticals Pte. Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor	ASLAN Pharmaceuticals Limited
Name of Investee	ASLAN Pharmaceuticals Pte. Ltd.
Nature of Activities	New drug researchand development
Proportion of Ownership (%)	100.00%	100.00%
ASLAN Pharmaceuticals (USA) Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor	ASLAN Pharmaceuticals Pte. Ltd.
Name of Investee	ASLAN Pharmaceuticals (USA) Inc.
Nature of Activities	New drug researchand development
Proportion of Ownership (%)	100.00%	100.00%
ASLAN Pharmaceuticals Australia Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor	ASLAN Pharmaceuticals Pte. Ltd.
Name of Investee	ASLAN Pharmaceuticals Australia Pty Ltd
Nature of Activities	New drug researchand development
Proportion of Ownership (%)	100.00%	100.00%
ASLAN Pharmaceuticals Hong Kong Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor	ASLAN Pharmaceuticals Pte. Ltd.
Name of Investee	ASLAN Pharmaceuticals Hong Kong Limited
Nature of Activities	New drug researchand development
Proportion of Ownership (%)	100.00%	100.00%
ASLAN Pharmaceuticals (Shanghai) Co. Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor	ASLAN Pharmaceuticals Hong Kong Limited
Name of Investee	ASLAN Pharmaceuticals (Shanghai) Co. Ltd.
Nature of Activities	New drug researchand development
Proportion of Ownership (%)	100.00%	100.00%
Jaguahr Therapeutics Pte. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor	ASLAN Pharmaceuticals Pte. Ltd.
Name of associate	Jaguahr Therapeutics Pte. Ltd. (“JAGUAHR”)
Nature of Activities	New drug researchand development
Proportion of Ownership (%)	35.00%	35.00%